Tax	12 Months Ended
Dec. 31, 2020
9. Tax
Tax

9 Tax

Accounting for income taxes

The Barclays Bank Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.

Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except in certain circumstances where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.

The Barclays Bank Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Barclays Bank Group’s tax returns. The Barclays Bank Group accounts for provisions in respect of uncertain tax positions in two different ways.

A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Barclays Bank Group ultimately expects to pay the tax authority to resolve the position. Effective from 1 January 2019, the Barclays Bank Group changed its accounting policy on the accrual of interest and penalty amounts in respect of uncertain income tax positions and now recognises such amounts as an expense within profit before tax and will continue to do so in future periods. The prior periods’ tax charges have not been restated because the accrual for interest and penalties in those periods in respect of uncertain tax positions was not material.

Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.

The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. The Barclays Bank Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, the Barclays Bank Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.

Critical accounting estimates and judgements

There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.

The Barclays Bank Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year.  The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant.  It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.

Deferred tax assets have been recognised based on business profit forecasts. Details on the recognition of deferred tax assets are provided in this note.

	2020	2019	2018
	£m	£m	£m
Current tax charge/(credit)
Current year	993	327	94
Adjustments in respect of prior years	3	(50)	(200)
	996	277	(106)
Deferred tax charge/(credit)
Current year	(563)	157	372
Adjustments in respect of prior years	191	(102)	(37)
	(372)	55	335
Tax charge	624	332	229

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2020	2020	2019	2019	2018	2018
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,075		3,112		1,286
Tax charge based on the standard UK corporation tax rate of 19% (2019: 19%, 2018: 19%)	584	19.0%	593	19.0%	244	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 25.0% (2019: 26.0%, 2018: 27.1%))	183	6.0%	217	7.0%	104	8.1%

Recurring items:
Adjustments in respect of prior years	194	6.3%	(152)	(4.9%)	(237)	(18.4%)
Non-creditable taxes including withholding taxes	107	3.4%	146	4.7%	156	12.1%
Impact of UK bank levy being non-deductible	48	1.6%	35	1.1%	42	3.3%
Non-deductible expenses	28	0.9%	34	1.1%	67	5.2%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	0.8%	15	0.5%	16	1.2%
Tax adjustments in respect of share-based payments	14	0.5%	(7)	(0.2%)	11	0.9%
Banking surcharge and other items	(70)	(2.3%)	(103)	(3.3%)	(69)	(5.4%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(123)	(4.0%)	(85)	(2.7%)	(104)	(8.1%)
AT1 tax credit	(124)	(4.0%)	(121)	(3.9%)	(123)	(9.6%)
Non-taxable gains and income	(200)	(6.5%)	(240)	(7.7%)	(232)	(18.0%)

Non-recurring items:
One off re-measurement of UK deferred tax assets due to cancellation of rate change	(43)	(1.4%)	-	-	-	-
Non-deductible provisions for UK customer redress	7	0.2%	-	-	8	0.6%
Non-deductible provisions for investigations and litigation	(6)	(0.2%)	-	-	346	26.9%
Total tax charge	624	20.3%	332	10.7%	229	17.8%

Factors driving the effective tax rate

The effective tax rate of 20.3% is higher than the UK corporation tax rate of 19% primarily due to profits earned outside the UK being taxed at local statutory tax rates that are higher than the UK tax rate, adjustments in respect of prior years, non-creditable taxes and non-deductible expenses including UK bank levy. These factors, which have each increased the effective tax rate, are largely offset by the impact of non-taxable gains and income, the use of unrecognised tax losses in the period and tax relief on payments made under AT1 instruments.

Barclays Bank Group’s future tax charge will be sensitive to the geographic mix of profits earned, the tax rates in force and changes to the tax rules in the jurisdictions that the Group operates in.

Tax in the consolidated statement of comprehensive income

Tax relating to each component of other comprehensive income on page 106 can be found in the consolidated statement of comprehensive income which includes within Other a tax credit of £3m (2019: £16m) on other items including share-based payments.

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2020	2019
	£m	£m
US Intermediate Holding Company Tax Group ("IHC Tax Group")	1,001	1,037
US Branch Tax Group	1,048	1,015
Other (outside the UK and US tax groups)	503	408
Deferred tax asset	2,552	2,460
Deferred tax liability - UK Tax Group	(225)	(80)
Net deferred tax	2,327	2,380

US deferred tax assets in the IHC and the US Branch

The deferred tax asset in the IHC Tax Group of £1,001m (2019: £1,037m) relates entirely to temporary differences and includes £nil (2019: £54m) relating to tax losses and the deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £1,048m (2019: £1,015m) also relates entirely to temporary differences and includes £nil (2019: £84m) relating to tax losses.

The deferred tax asset in the IHC Tax Group of £1,001m (2019: £1,037m) also includes £330m (2019: £359m) arising from prior net operating loss conversion. Under New York State and City tax rules the amounts can be carried forward and will expire in 2034. Business profit forecasts indicate these amounts will be fully recovered before expiry. They are included within the other category in the table below.

UK Tax Group deferred tax assets/liabilities

The deferred tax liability in the UK Tax Group of £225m (2019: £80m) includes a deferred tax asset of £541m (2019: £268m) relating to tax losses which is offset by a deferred tax liability of £766m (2019: £348m) relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate these will be fully recovered.

Other deferred tax assets (outside the UK and US tax groups)

The deferred tax asset of £503m (2019: £408m) in other entities within the Barclays Bank Group includes £170m (2019: £117m) relating to tax losses. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that those deferred tax assets will be fully recovered.

Of the deferred tax asset of £503m (2019: £408m), an amount of £8m (2019: £8m) relates to entities which have suffered a loss in either the current or prior year and the utilisation of which is dependent upon future taxable profits. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Other provisions	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	719	110	-	31	284	127	305	1,329	523	3,428
Liabilities	(29)	(18)	(139)	(640)	-	-	-	(222)	-	(1,048)
At 1 January 2020	690	92	(139)	(609)	284	127	305	1,107	523	2,380
Income statement	(39)	-	-	-	164	18	15	23	191	372
Other comprehensive income and reserves	-	(112)	(291)	(191)	-	-	3	238	-	(353)
Other movements	(25)	(1)	(11)	4	7	(6)	(6)	(31)	(3)	(72)
	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327
Assets	659	-	-	30	455	139	317	1,377	711	3,688
Liabilities	(33)	(21)	(441)	(826)	-	-	-	(40)	-	(1,361)
At 31 December 2020	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327

Assets	758	175	38	39	359	112	309	1,336	529	3,655
Liabilities	(16)	(35)	(2)	(434)	-	-	-	(198)	-	(685)
At 1 January 2019	742	140	36	(395)	359	112	309	1,138	529	2,970
Income statement	66	-	-	(5)	(55)	23	(7)	(94)	17	(55)
Other comprehensive income and reserves	-	(46)	(175)	(205)	(10)	2	8	71	-	(355)
Other movements	(118)	(2)	-	(4)	(10)	(10)	(5)	(8)	(23)	(180)
	690	92	(139)	(609)	284	127	305	1,107	523	2,380
Assets	719	110	-	31	284	127	305	1,329	523	3,428
Liabilities	(29)	(18)	(139)	(640)	-	-	-	(222)	-	(1,048)
At 31 December 2019	690	92	(139)	(609)	284	127	305	1,107	523	2,380

Other movements include the impact of changes in foreign exchange rates as well as deferred tax amounts relating to acquisitions and disposals.

The amount of deferred tax asset expected to be recovered after more than 12 months for the Barclays Bank Group is £3,356m (2019: £2,958m). The amount of deferred tax liability expected to be settled after more than 12 months for the Barclays Bank Group is £1,359m (2019: £1,050m). These amounts are before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Unrecognised deferred tax

Tax losses and temporary differences

The Barclays Bank Group has deferred tax assets not recognised in respect of gross deductible temporary differences of £123m (2019: £208m), unused tax credits of £236m (2019: £247m), and gross tax losses of £19,953m (2019: £18,582m). The tax losses include capital losses of £2,987m (2019: £2,980m). Of these tax losses, £139m (2019: £41m) expire within five years, £236m (2019: £239m) expire within six to ten years, £7,271m (2019: £5,178m) expire within 11 to 20 years and £12,307m (2019: £13,124m) can be carried forward indefinitely. Deferred tax assets have not been recognised in respect of these items because it is not probable that future taxable profits and gains will be available against which they can be utilised.

Barclays Bank Group investments in subsidiaries, branches and associates

Deferred tax is not recognised in respect of the value of Barclays Bank Group's investments in subsidiaries, branches and associates where the Barclays Bank Group is able to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. The aggregate amount of these temporary differences for which deferred tax liabilities have not been recognised was £0.8bn (2019: £0.7bn).